Convertible Notes	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 5 – CONVERTIBLE NOTES

On July 31, 2022 and October 31, 2021, convertible notes consisted of the following:

	July 31, 2022	October 31, 2021
	(Unaudited)
Principal amount	$992,302	$1,028,179
Add: put premium on stock-settled debt	83,058	-
Less: debt discount	(361,444)	(477,541)
Convertible notes payable, net	$713,916	$550,638

Principal amount – related party	$—	$63,069
Less: debt discount – related party	—	(32,897)
Convertible note payable - related party, net	$—	$30,172

Total convertible notes payable, net	$713,916	$580,810

January 2021 Financing

January 2021 Note II

On January 27, 2021, the Company entered into a Securities Purchase Agreement (the “January 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the January 2021 SPA II, the Company; (i) issued a convertible note with principal amount of $330,000 (the “January 2021 Note II”) with the Company receiving $300,000 in net proceeds, net of $33,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 150,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 150,000 shares of common stock (the “January 2021 Warrant II”, and together with the January 2021 SPA II and the January 2021 Note II, the “January 2021 Agreements II”). The 150,000 shares of common stock and 150,000 warrants issued were valued at $85,981 and $31,821, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $93,750, all recorded as a debt discount to be amortized over the twelve-month term of the note. The January 2021 Note II matured on February 1, 2022 and a one-time interest charge of 8% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the January 2021 Note II immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”) in the amount of $39,600 beginning May 1, 2021. The investor may only convert the January 2021 Note II at any time or times on or after the occurrence of an Event of Default. The January 2021 Note II was convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The January 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The January 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $213,570 of principal and $24,030 of accrued interest. During the nine months ended July 31, 2022, the Company paid the remaining $116,430 of principal and $2,370 of accrued interest. As of July 31, 2022, and October 31, 2021, the January 2021 Note II had outstanding principal and accrued interest of $0 and $116,430, respectively.

The January 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 150,000 shares of common stock; (i) valued at $31,821 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Financings

March 2021 Note I

On March 22, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA I, the Company; (i) issued a convertible note with principal amount of $55,000 (the “March 2021 Note I”) with the Company receiving $50,000 in net proceeds, net of $5,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 25,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 25,000 shares of common stock (the “March 2021 Warrant I”, and together with the March 2021 SPA I and the March 2021 Note I, the “March 2021 Agreements I”). The 25,000 shares of common stock and 25,000 warrant issued were valued at $6,949 and $1,346, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $5,133, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note I matured on March 1, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance was immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note I immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $6,455 due on the first day of each month, beginning July 1, 2021. The investor may only convert the March 2021 Note I at any time or times on or after the occurrence of an Event of Default. The March 2021 Note I was convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $23,467 of the principal and $2,353 of accrued interest. During the six months ending July 31, 2022, the Company paid the remaining $31,533 of the principal and $742 of accrued interest. As of July 31, 2022 and October 31, 2021, the March 2021 Note I had outstanding principal of $0 and $31,533, respectively.

The March 2021 Warrant I, issued to the investor as a commitment fee, provides for the right to purchase up to 25,000 shares of common stock; (i) valued at $1,346 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Note III – Related Party

On March 30, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA III”) with an investor, who is also a major stockholder and director and considered to be a related party, for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA III, the Company; (i) issued a convertible note with principal amount of $110,000 (the “March 2021 Note III”) with the Company receiving $100,000 in net proceeds, net of $10,000 of OID recorded as a debt discount to be amortize over the twelve-month term of the note; (ii) issued 50,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 50,000 shares of common stock (the “March 2021 Warrant III”, and together with the March 2021 SPA III and the March 2021 Note III, the “March 2021 Agreements III”). The 50,000 shares of common stock and 50,000 warrant issued were valued at $23,718 and $7,924, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $22,250, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note III matured on March 30, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note III immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $12,911 due on the first day of each month, beginning July 1, 2021. The investor may only convert the March 2021 Note III at any time or times on or after the occurrence of an Event of Default. The March 2021 Note III was convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements III contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA III also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $46,931 of principal and $4,714 of accrued interest. During the nine months ended July 31, 2022, the Company paid the remaining $63,069 of principal and $1,487 of accrued interest. As of July 31, 2022 and October 31, 2021, the March 2021 Note III had outstanding principal of $0 and $63,069 respectively.

The March 2021 Warrant III, issued to the investor as a commitment fee, provides for the right to purchase up to 50,000 shares of common stock; (i) valued at $7,924 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Note V

On March 31, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA V”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA V, the Company; (i) issued a convertible note with principal amount of $165,000 (the “March 2021 Note V”) with the Company receiving $150,000 in net proceeds, net of $15,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 75,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 75,000 shares of common stock (the “March 2021 Warrant V”, and together with the March 2021 SPA V and the March 2021 Note V, the “March 2021 Agreements V”). The 75,000 shares of common stock and 75,000 warrant issued were valued at $36,499 and $12,352, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $34,500, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note V mature on March 1, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note V immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $20,167 due on the first day of each month, beginning July 1, 2021. The investor may only convert the March 2021 Note V at any time or times on or after the occurrence of an Event of Default. The March 2021 Note V was convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements V contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA V also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $68,191 of principal and $12,477 of accrued interest. During the nine months ended July 31, 2022, the Company paid the remaining $96,809 of principal and $4,025 of accrued interest. As of July 31, 2022 and October 31, 2021, the March 2021 Note V had outstanding principal of $0 and $96,809, respectively.

The March 2021 Warrant V, issued to the investor as a commitment fee, provides for the right to purchase up to 75,000 shares of common stock; (i) valued at $12,352 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

April 2021 Financing

On April 7, 2021, the Company closed a Securities Purchase Agreement dated March 29, 2021 (the “April 2021 SPA”) with an investor for the sale of the Company’s convertible note. Pursuant to the April 2021 SPA, the Company; (i) issued a convertible note with principal amount of $165,000 (the “April 2021 Note”) with the Company receiving $146,500 in net proceeds, net of $15,000 of OID and $3,500 of legal fees; (ii) issued 75,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) and; (iii) issued warrant to purchase up to 75,000 shares of common stock (the “April 2021 Warrant”, and together with the April 2021 SPA and the April 2021 Note, the “April 2021 Agreements”). The 75,000 shares of common stock and 75,000 warrant issued were valued at $31,913 and $9,669, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $27,375, recorded as a debt discount to be amortized over the twelve-month term of the note. The April 2021 Note I matured on March 30, 2022 and a one-time interest charge of 8% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the April 2021 Note immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $19,800 due on the first day of each month, beginning July 1, 2021. The investor may only convert the April 2021 Note at any time or times on or after the occurrence of an Event of Default. The April 2021 Note is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The April 2021 Agreements contain other provisions, covenants, and restrictions common with this type of debt transaction. The April 2021 SPA also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $69,316 of principal and $9,884 of accrued interest. During the nine months ended July 31, 2022, the Company paid the remaining $95,684 of principal and $3,316 of accrued interest. As of July 31, 2022 and October 31, 2021, the April 2021 Note had outstanding principal of $0 and $95,684, respectively.

The April 2021 Warrant, issued to the investor as a commitment fee, provides for the right to purchase up to 75,000 shares of common stock; (i) valued at $9,669 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

May 2021 Financings

May 2021 Note I

On May 17, 2021, the Company closed a Securities Purchase Agreement (the “May 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2021 SPA I, the Company (i) issued a convertible note with principal amount of $132,000 (the “May 2021 Note I”) with the Company receiving $111,700 in net proceeds, net of $12,000 of OID and $8,300 of legal fees; (ii) issued 60,000 shares of common stock (the “First Commitment Shares”) as a commitment fee and shall issue 165,000 shares of common stock (the “Second Commitment Shares”) issued as a returnable commitment fee, accordingly, the Company deems the Second Commitment Shares as unissued for accounting purposes and; (iii) issued a warrant to purchase up to 60,000 shares of common stock (the “May 2021 Warrant I”, and together with the May 2021 SPA I and the May 2021 Note I, the “May 2021 Agreements I”). The 60,000 shares of common stock and 60,000 warrant issued were valued at $26,824 and $9,767, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $26,700, recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2021 Note I matured on May 10, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date; in an event of default, the interest rate shall increase to 16% per annum. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the May 2021 Note I immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $15,667 due on the first day of each month, beginning August 9, 2021. The investor may only convert the May 2021 Note I at any time or times on or after the occurrence of an event of default. The May 2021 Note I is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The May 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The May 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $41,159 of principal and $5,842 of accrued interest. During the nine months ended July 31, 2022, the Company paid the remaining $90,841 of principal and $3,161 of accrued interest. As of July 31, 2022 and October 31, 2021, the May 2021 Note I had outstanding principal of $0 and $90,841, respectively.

The May 2021 Warrant I, issued to the investor as a commitment fee, provides for the right to purchase up to 60,000 shares of common stock; (i) valued at $9,767 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

May 2021 Note II

On May 28, 2021, the Company closed a Securities Purchase Agreement (the “May 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2021 SPA II, the Company (i) issued a convertible note with principal amount of $285,000 (the “May 2021 Note II”) with the Company receiving $250,000 in net proceeds, net of $28,500 of OID and $6,500 of legal fees; (ii) issued 150,000 shares of common stock (the “Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 150,000 shares of common stock (the “May 2021 Warrant II”, and together with the May 2021 SPA II and the May 2021 Note II, the “May 2021 Agreements II”). The 150,000 shares of common stock and 150,000 warrant issued were valued at $69,583 and $30,326, respectively, using the relative fair value method, all recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2021 Note II matured on May 26, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the May 2021 Note II immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $31,350 due on the first day of each month, beginning August 26, 2021. The investor may only convert the May 2021 Note II at any time or times on or after the occurrence of an event of default. The May 2021 Note II is convertible at a conversion price of $0.70 (“Conversion Price”). The May 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The May 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the transitional period ending October 31, 2021, the Company paid $48,219 of principal and $14,481 of accrued interest. During the nine months ended July 31, 2022, the Company paid $236,781 of principal and $14,019 of accrued interest. As of July 31, 2022 and October 31, 2021, the May 2021 Note II had outstanding principal of $0 and $236,781, respectively.

The May 2021 Warrant II, issued to the investor as a commitment fee, provides for the right to purchase up to 150,000 shares of common stock; (i) valued at $30,326 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $1.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

September 2021 Financings

September 2021 Note I

On September 1, 2021, the Company closed a Securities Purchase Agreement (the “September 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2021 SPA I, the Company (i) issued a convertible note with principal amount of $110,000 (the “September 2021 Note I”) with the Company receiving $100,000 in net proceeds, net of $10,000 of OID; (ii) issued 50,000 shares of common stock (the “First Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 50,000 shares of common stock (the “September 2021 Warrant I”, and together with the September 2021 SPA I and the September 2021 Note I, the “September 2021 Agreements I”). The 50,000 shares of common stock and 50,000 warrant issued were valued at $24,877 and $9,493, respectively, using the relative fair value method, recorded as a debt discount to be amortized over the nine-month term of the note. The September 2021 Note I matured on June 1, 2022 and a one-time OID charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the September 2021 Note I immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company made nine monthly cash payments (“Amortization Payments”), in the amount of $13,444 due on the first day of each month, beginning October 1, 2021. The investor may only convert the September 2021 Note I at any time or times on or after the occurrence of an event of default. The September 2021 Note I was convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The September 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The September 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the nine months ended July 31, 2022, the Company paid $110,000 of principal and $10,996 of accrued interest. As of July 31, 2022 and October 31, 2021, the September 2021 Note I had outstanding principal of $0 and $110,000, respectively.

The September 2021 Warrant I, issued to the investor as a commitment fee, provides for the right to purchase up to 50,000 shares of common stock; (i) valued at $9,493 using the relative fair value method and recorded as a debt discount to be amortized over the nine-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

September 2021 Note II

On September 8, 2021, the Company closed a Securities Purchase Agreement (the “September 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2021 SPA II, the Company (i) issued a convertible note with principal amount of $250,000 (the “September 2021 Note II”) with the Company receiving $218,250 in net proceeds, net of $25,000 of OID and $6,750 of legal fees; (ii) issued 114,000 shares of common stock (the “First Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 114,000 shares of common stock (the “September 2021 Warrant II”, and together with the September 2021 SPA II and the September 2021 Note II, the “September 2021 Agreements II”). The 114,000 shares of common stock and 114,000 warrant issued were valued at $59,468 and $21,004, respectively, using the relative fair value method, recorded as a debt discount to be amortized over the twelve-month term of the note. The September 2021 Note II matured on August 1, 2022 and 10% of OID was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the September 2021 Note II immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $30,556 due on the first day of each month, beginning December 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the September 2021 Note II at any time or times on or after the occurrence of an event of default. The September 2021 Note II is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”).

The September 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The September 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the nine months ended July 31, 2022, the Company paid $219,875 of principal and $24,573 of accrued interest. As of July 31, 2022 and October 31, 2021, the September 2021 Note II had outstanding principal of $30,125 and $250,000, respectively.

The September 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 114,000 shares of common stock; (i) valued at $21,004 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

May 2022 Note I

On May 18, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2022 SPA I, the Company; (i) issued a convertible note with principal amount of $500,000 (“May 2022 Note I”) with the Company receiving $450,000 in net proceeds, net of $40,000 of OID and $10,000 of legal fees; (ii) issued warrants to purchase up to 769,231 shares of common stock (“May 2022 Warrant I”). The 869,565 warrants issued were valued at $93,641 using the relative fair value method, recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2022 Note I bears an annual interest rate of 15% and matures on May 18, 2023. The May 2022 Note I is convertible at any time or times on or after the occurrence of an event of default, at a price equal to $0.39, provided, however, that if the Company consummates an Uplist Offering (as defined in this May 2022 Note I) within 180 calendar days after the issuance date, then the conversion price shall equal 75% of the Uplist Offering. If the date of a respective conversion under the May 2022 Note I, is prior to the date of the Uplist Offering, then the Conversion Price shall equal $0.39 per share. At any time prior to an event of default the Company shall have the option to pre-pay the outstanding principal at an amount equal to 115% of the outstanding balance plus accrued.

The May 2022 Warrant I issued to the investor, provides for the right to purchase up to 869,565 shares of common stock; (i) valued at $93,641 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the May 2022 Note I; (ii) exercisable at $0.575, provided, however, upon the Uplist Offering, the exercise price shall equal 120% of the Uplist Offering; after 180 calendar days from the issuance date the exercise price shall be $0.575; (iii) subject to adjustments and 4.99% ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

If the Company at any time while the May 2022 Note I and May 2022 Warrant I are outstanding, sell or grant any option to purchase, sell, grant any right to re-price, or otherwise dispose of or issue any common stock or common stock equivalents (other than an exempt issuance as defined in the May 2022 Note I and May 2022 Warrant I), at a share price per less than the initial conversion and/or exercise price then the conversion and/or exercise price shall be reduced equal to such price and the number of common stock and/or warrant shares issuable thereunder shall be increased. The May 2022 Note I and May 2022 Warrant I also provide the investor with certain “piggyback” registration rights, permitting them to request that the Company include the shares issued upon conversion of the note or exercise of the warrant, respectively, for sale in certain registration statements filed by the Company under the Securities Act of 1933, as amended.

As of July 31, 2022, the May 2022 Note I had outstanding principal of $500,000.

May 2022 Note II

On May 24, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2022 SPA II, the Company; (i) issued a convertible note with principal amount of $125,000 (“May 2022 Note II”) with the Company receiving $102,500 in net proceeds, net of $12,500 of OID and $10,000 of legal fees; (ii) issued warrants to purchase up to 217,391 shares of common stock (“May 2022 Warrant II”). The 217,391 warrants issued were valued at $24,902 using the relative fair value method, recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2022 Note II bears an annual interest rate of 15% and matures on May 24, 2023. The May 2022 Note II is convertible at any time or times on or after the occurrence of an event of default, at a price equal to the lower of; (i) 75% of the closing price of the common stock on the date of the investment, and (ii) 90% of the lowest VWAP for the common stock during the five trading day period ending on the latest complete trading day prior to the conversion date however if the Company consummates an Uplist Offering (as defined in the May 2022 Note II) within the 180 calendar days after the issuance date, then the conversion price shall equal 75% of the offering price per share of common stock at which the Uplist Offering is made. Unless otherwise adjusted pursuant to the terms of the May 2022 Note II, if the date of a conversion under the May 2022 Note II is prior to the date of the Uplist Offering, then the conversion price shall equal $0.345 per share. At any time prior to an event of default the Company shall have the option to pre-pay the May 2022 Note II at an amount equal to 115% of the outstanding balance plus accrued and unpaid interest on the outstanding balance. Upon the occurrence and during the continuation of any event of default, the May 2022 Note II shall become immediately due and payable at an amount equal to 150% of the outstanding principal plus accrued and unpaid interest and any default interest, if any.

The May 2022 Warrant II issued to the investor, provides for the right to purchase up to 217,391 shares of common stock; (i) valued at $24,902 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the May 2022 Note II; (ii) exercisable at $0.575, provided, however, that if the Company consummates an Uplist Offering within 180 calendar days from the issuance date in which case the exercise price shall be equal to 120% of the Uplist Offering price; after 180 calendar days from the issuance date the exercise price shall be $0.575; (iii) subject to adjustments and 4.99% ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

If the Company at any time while the May 2022 Note II and May 2022 Warrant II are outstanding, sell or grant any option to purchase, sell, grant any right to re-price, or otherwise dispose of or issue any common stock or common stock equivalents (other than an exempt issuance as defined in the May 2022 Note II and May 2022 Warrant II), at a share price per less than the initial conversion and/or exercise price then the conversion and/or exercise price shall be reduced equal to such price and the number of common stock and/or warrant shares issuable thereunder shall be increased.

The May 2022 Note II and the May 2022 Warrant II also provide the investor with certain “piggyback” registration rights, permitting them to request that the Company include the shares issued upon conversion of the note or exercise of the warrant, respectively, for sale in certain registration statements filed by the Company under the Securities Act of 1933, as amended.

As of July 31, 2022, the May 2022 Note II had outstanding principal of $125,000.

May 2022 Note III

On May 24, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 SPA III”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2022 SPA III, the Company; (i) issued a convertible note with principal amount of $182,927 (“May 2022 Note III”) with the Company receiving $150,000 in net proceeds, net of $18,293 of OID and $14,634 of legal fees; (ii) issued warrants to purchase up to 318,134 shares of common stock (“May 2022 Warrant III”). The 318,134 warrants issued were valued at $36,442 using the relative fair value method, recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2022 Note III bears an annual interest rate of 15% and matures on May 24, 2023. The May 2022 Note III is convertible at any time or times on or after the occurrence of an event of default, at a price equal to the lower of; (i) 75% of the closing price of the common stock on the date of the investment, and (ii) 90% of the lowest VWAP for the common stock during the five trading day period ending on the latest complete trading day prior to the conversion date however if the Company consummates an Uplist Offering (as defined in the May 2022 Note III) within the 180 calendar days after the issuance date, then the conversion price shall equal 75% of the offering price per share of common stock at which the Uplist Offering is made. Unless otherwise adjusted pursuant to the terms of the May 2022 Note III, if the date of a conversion under the May 2022 Note III is prior to the date of the Uplist Offering, then the conversion price shall equal $0.345 per share. At any time prior to an event of default the Company shall have the option to pre-pay the May 2022 Note III at an amount equal to 115% of the outstanding balance plus accrued and unpaid interest on the outstanding balance. Upon the occurrence and during the continuation of any event of default, the May 2022 Note III shall become immediately due and payable at an amount equal to 150% of the outstanding principal plus accrued and unpaid interest and any default interest, if any. Upon an event of default, at the option of the investor the conversion price shall equal 90% of the lowest VWAP for the common stock during the five-trading day period prior to the conversion date.

The May 2022 Warrant III issued to the investor, provides for the right to purchase up to 318,134 shares of common stock; (i) valued at $36,442 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the May 2022 Note III; (ii) exercisable at $0.575 however if the Company consummates an Uplist Offering within 180 calendar days from the issuance date in which case the exercise price shall be equal to 120% of the Uplist Offering price; after 180 calendar days from the issuance date the exercise price shall be $0.575; (iii) subject to adjustments and 4.99% ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

If the Company at any time while the May 2022 Note III and May 2022 Warrant III are outstanding, sell or grant any option to purchase, sell, grant any right to re-price, or otherwise dispose of or issue any common stock or common stock equivalents (other than an exempt issuance as defined in the May 2022 Note III and May 2022 Warrant III), at a share price per less than the initial conversion and/or exercise price then the conversion and/or exercise price shall be reduced equal to such price and the number of common stock and/or warrant shares issuable thereunder shall be increased. The May 2022 Note III and the May 2022 Warrant III also provide the investor with certain “piggyback” registration rights, permitting them to request that the Company include the shares issued upon conversion of the note or exercise of the warrant, respectively, for sale in certain registration statements filed by the Company under the Securities Act of 1933, as amended.

As of July 31, 2022, the May 2022 Note III had outstanding principal of $182,927.

July 2022 Note

On July 19, 2022 (the “Issue Date”), the Company entered into Securities Purchase Agreements dated as of July 19, 2022 (the “July 2022 SPA”), by and between the Company and 1800 Diagonal Lending LLC, a Virginia limited liability company (the “Investor”). Pursuant to the July 2022 SPA, among other things, the Company agreed to issue to the Investor a convertible note in the original principal amount of $154,250 (the “July 2022 Note”). Upon closing, the Company received $138,000 in net proceeds from the Investor, which was net of $16,250 of legal fees.

 The July 2022 Note accrues interest at an annual interest rate of 8%, has a default interest rate of 22%, and matures on January 19, 2024 (the “Maturity Date”). The Investor may convert the July 2022 Note into shares of the Company’s common stock 180 days after the Issue Date until the later of (i) the Maturity Date and (ii) the date the Company pays any amounts owed in connection with an event of default. The per share conversion price into which the July 2022 Note is convertible into shares of common stock (the “Conversion Price”) is 65% multiplied by the average of the lowest two closing bid prices for the common stock during the ten trading days ending on the last trading day prior to the conversion date.

The Company has the right to prepay the outstanding principal amount of the Note, plus any accrued interest on the outstanding principal (including any default interest) at a rate of (x) 120% during the period ending 120 days after the Issue Date and (y) 125% during the period between 121 days and 180 days after the Issue Date. The Company does not have a prepayment right following the expiration of the 180-day period.

Upon the occurrence and during the continuation of any event of default under the Note, the Note becomes immediately due and payable and the Company is obligated to pay the Investor in full satisfaction of its obligations thereunder an amount equal to the greater of (i) the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 150% and (ii)(a) the highest number of shares of Common Stock issuable upon conversion of the default sum at the Conversion Price, multiplied by (b) the highest closing price for the Common Stock during the period beginning on the date of first occurrence of the event of default and ending one day prior to the mandatory prepayment date.

The obligations under the July 2022 Note are not secured by any assets of the Company.

The July 2022 SPA and July 2022 Note agreements contain other provisions, covenants and restrictions common with this type of debt transaction. Furthermore, the Company is subject to negative covenants under the Agreements, which the Company also believes are also customary for transactions of this type.

The July 2022 Note was treated as stock settled debt under ASC 480-Distinguishing Liabilities from Equity, and a put premium of $83,058 was recognized and charged to interest expense.

As of July 31, 2022, the July 2022 Note had an outstanding balance of $237,308 which included principal of $154,250 and a put premium of $83,058.

Valuation of Warrants

The Company uses the Binomial Valuation Model to determine the fair value of its stock warrants which requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock warrants;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock warrants; and

●	the risk-free interest rate over the expected life of the stock warrants.

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

Commitment Share True-Up Provision

The March Financings, April 2021 Financing and May 2021 Note I (collectively as “Notes”), as discussed above, included a Commitment Share True-Up provision whereby if during the period beginning on the six-month anniversary of the date of the closing date and ending on the later of (i) the maturity date, or (ii) the date on which the Notes, is fully satisfied and cancelled (the “True-Up Period”), the then lowest traded price of the Company’s common stock (“Common Stock”) for any Trading Day within the True-Up Period (“Subsequent Share Price”), as reported on the Company’s principal market, is less than the closing price of the Company’s common stock on the closing date of each Note, then the Company shall, within three (3) trading days of holder’s provision of written notice in (“True-Up Notice”), issue and deliver to the holder an additional number of duly and validly issued, fully paid and non-assessable shares of Common Stock equal to (X) the quotient of the Commitment Value (as defined below) divided by the Subsequent Share Price, multiplied by 1.5, less (Y) the Commitment Shares. The “Commitment Value” shall mean the product of the Commitment Shares multiplied by the closing price of the Company’s common stock on the Closing Date of each Note. Any additional shares of Common Stock issuable as defined in the Notes (“True-up Shares”), if required to be issued shall be issued provided however, that in no event shall the holder be entitled to receive shares of common stock in excess of the amount that would result in beneficial ownership by the holder and its affiliates of 4.99% of the outstanding shares of Common Stock at that time. For purposes of the provision to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Regulations 13D-G thereunder. The Company shall at all times reserve shares of its Common Stock for Holder in an amount equal to 300% multiplied by (X) the quotient of the Commitment Value divided by the lowest traded price of the Common Stock during the five Trading Days immediately preceding the respective date of calculation, multiplied by 1.5, less (Y) the Original Shares. At the inception of the respective Notes, the value of the true-up shares is based on a fixed monetary amount known at inception to be settled with a variable number of shares if triggered which reflects stock settled debt. During the nine months ended July 31, 2022, the Company fully repaid all Notes that included the Commitment Share True-Up Provision resulting in the reduction in the accrued True-up Shares of $209,688 which was netted with the interest expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the Commitment Share True-up had an aggregate fixed monetary value of $0 and $209,688, respectively, which is reflected as liability to be settled with common stock in the accompanying unaudited consolidated balance sheets.

Derivative Liabilities Pursuant to Convertible Notes

In connection with the issuance of the March 2021 Financings, April 2021 Financing, May 2021 Financings, September 2021 Financings and May 2022 Financings (collectively referred to as “Notes”), the Company determined that the terms of the Notes contain redemption features to be accounted for as derivative liabilities pursuant to ASC 815-15-25-42 as the redemption feature is not clearly closely related to the debt host. Accordingly, under the provisions of ASC 815-40 –Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options was determined using the Monte Carlo valuation model. At the end of each period and on note conversion date or repayment, the Company revalues the derivative liabilities resulting from the embedded option.

In connection with the issuance of the May 2022 Notes, on the initial measurement date, the fair values of the embedded conversion option of $122,177 was recorded as derivative liabilities and debt discount.

On July 31, 2022, the Company revalued the embedded conversion option derivative liabilities. In connection with these revaluations, the Company recorded a gain from the change in the derivative liabilities fair value of $55,855 for the nine months ended July 31, 2022.

During the nine months ended July 31, 2022, the fair value of the derivative liabilities were estimated using the Monte Carlo Valuation Model with the following assumptions (see Note 2):

July 31, 2022
Dividend rate	—%
Term (in years)	0.09 to 0.50
Volatility	55% to 90%
Risk—free interest rate	0.04 to 2.90%
Default probability	10.0% to 12.5%
Probability of uplist offering	50%

For the nine months ended July 31, 2022 and 2021, amortization of debt discounts related to the convertible notes amounted to $388,145 and $817,922 and, included as interest expense on the accompanying unaudited consolidated statements of operations. On July 31, 2022 and October 31, 2021, the unamortized debt discount was $361,444 and $510,438, respectively.

NOTE 5 – CONVERTIBLE NOTES

At October 31, 2021, the convertible debt consisted of the following:

	October 31, 2021	December 31, 2020
Principal amount	$1,028,179	$447,000
Less: debt discount	(477,541)	(305,524)
Convertible notes payable, net	$550,638	$141,476

Principal amount – related party	$63,069	$—
Less: debt discount – related party	(32,897)	—
Convertible note payable - related party, net	$30,172	$—

Total convertible notes payable, net	$580,810	$141,476

December 2020 Financing

December 2020 Note I

On December 18, 2020, the Company entered a Securities Purchase Agreement (the “December 2020 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the December 2020 SPA I, among other things, (i) the Company issued a self-amortization promissory note (the “December 2020 Note I”, and together with the December 2020 SPA I, the “December 2020 Agreements I”) in the aggregate principal amount of $275,000, and (ii) issued a total of 75,546 shares of common stock, as a commitment fee and 183,866 shares (the “Second Commitment Shares”) issued as a returnable commitment fee. Accordingly, the Company deems the Second Commitment Shares as unissued shares for accounting purposes. The 75,546 shares of common stock were recorded as a debt discount of $23,546 based on the relative fair value method. Pursuant to the December 2020 Note I, the Company received net proceeds of $234,100, net of $27,500 OID and $13,400 of issuance costs. The OID, issuance costs and issued commitment fee shares of common stock have been recorded as a debt discount to be amortized into interest expense over the twelve-month term of the note. The December 2020 Note I bears an interest rate of 12% per annum (which shall increase to 16% per annum upon the occurrence of an Event of Default (as defined in the December 2020 Note I)) and shall mature on December 18, 2021. The investor has the right, only upon the occurrence of an Event of Default, to convert all or any portion of the then outstanding and unpaid principal amount and interest thereon (including any default interest) into shares of common stock equal to the lesser of (i) 105% multiplied by the closing bid price of the common stock on the trading day immediately preceding the issue date ($1.04) or (ii) the closing bid price of the common stock on the trading day immediately preceding the date of the respective conversion (the “Conversion Price”), subject to certain percentage of ownership limitations. The Second Commitment Shares must be returned to the Company’s treasury if the December 2020 Note I is fully repaid and satisfied on or prior to the maturity date, the. Upon the occurrence and during the continuation of any Event of Default (as defined in December 2020 Note I), the investor is no longer required to return the Second Commitment Shares to the Company and the December 2020 Note I becomes immediately due and payable thereunder in the amount equal to the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 125%. The obligations of the Company under the December 2020 Note I rank senior with respect to any and all unsecured indebtedness incurred following the issue date except with respect to the Company’s current and future indebtedness with Shopify and any further loans that may be received pursuant to the CARES Act and the SBA’s Economic Injury Disaster loan program. Further, the December 2020 Note I contain standard anti-dilution provisions and price protections provisions in the event that the Company issues securities for a price per share less than the Conversion Price. The December 2020 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. Furthermore, the Company is subject to certain negative covenants under the December 2020 Agreements I, which the Company also believes are customary for transactions of this type. The December 2020 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. As of December 31, 2020, the December 2020 Note I had outstanding principal and accrued interest of $275,000 and $1,175, respectively.

On March 18, 2021 (the “Redemption Date”), the Company elected, pursuant to terms of payment as described in the December 2020 Note I, to pay an aggregate amount of 283,615.75 (the “Payoff Amount”) consisting of $275,000 of principal, $7,865.75 of accrued interest and $750.00 in administrative fees (the “Redemption Amount”). The December 2020 Note I is deemed to have been paid in full; the lender will not exercise any of its rights relating to any potential default that may have occurred after the issue date of the December 2020 Note I and the Second Commitment Shares were returned by the lender to the Company’s transfer agent for cancellation as provided for in the December 2020 Agreements I. The fair value of the derivative liability associated with the December 2020 Note I at Redemption Date amounted to $26,629 and was reclassified to gain on debt extinguishment in the accompanying consolidated statement of operation upon redemption. Any remaining unamortized debt discounts were recognized as interest expense on the Redemption Date. As of October 31, 2021, the December 2020 Note I had no outstanding balance.

December 2020 Note II

On December 28, 2020, the Company entered into a Securities Purchase Agreement (the “December 2020 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the SPA II, among other things, (i) the Company issued a self-amortization promissory note (the “December 2020 Note II”, and together with the December 2020 SPA II, the “December 2020 Agreements II”) in the aggregate principal amount of $172,000, and (ii) issued 45,989 shares of common stock as a commitment fee and 114,667 shares (the “Second Commitment Shares”) issued as a returnable commitment fee. Accordingly, the Company deems the Second Commitment Shares as unissued shares for accounting purposes. The 45,989 shares of common stock issued were recorded as a debt discount of $14,720 based on the relative fair value method. Pursuant to the December 2020 Note II, the Company received net proceeds of $150,000, net of $15,500 OID and $6,500 of issuance costs. The OID, issuance costs and issued commitment fee shares of common stock have been recorded as a debt discount to be amortized into interest expense over the twelve-month term of the note. The December 2020 Note II matures on December 28, 2021 and bears an interest rate of 12% per annum (which shall increase to 16% per annum upon the occurrence of an Event of Default (as defined in the December 2020 Note II)). The Company shall make nine monthly cash payments (“Amortization Payments”) in the amount of $19,264 beginning at the end of the third month from the issuance date of the note. The Company can elect to extend the Amortization Payment due date by thirty-days by notifying the holder on or before the of the Amortization Payment due date and pay an extension fee of $1,926, provided that the note is not in default. The first twelve months of interest (equal to $20,640) shall be guaranteed and earned in full as of the issue date, however if the note is repaid in its entirety, on or prior to, the due date of the first Amortization Payment, then the interest shall be accrued on a per annum basis based on the number of days elapsed as of the repayment date from the issue date. As of December 31, 2020, the December 2020 Note II had outstanding principal and accrued interest of $172,000 and $0, respectively. During the ten months ended October 31, 2021, the Company fully paid the December 2020 Note II. As of October 31, 2021, the December 2020 Note II had had no outstanding balance.

The investor has the right, only upon the occurrence of an Event of Default, to convert all or any portion of the then outstanding and unpaid principal amount and interest thereon (including any default interest) into shares of common stock equal to the lesser of (i) 105% multiplied by the closing bid price of the common stock on the trading day immediately preceding the issue date ($1.00) or (ii) the closing bid price of the common stock on the trading day immediately preceding the date of the respective conversion (the “Conversion Price”), subject to certain percentage of ownership limitations. The Second Commitment Shares must be returned to the Company’s treasury if the December 2020 Note II is fully repaid and satisfied on or prior to the maturity date, the. Upon the occurrence and during the continuation of any Event of Default (as defined in the December 2020 Note II), the investor is no longer required to return the Second Commitment Shares to the Company and the December 2020 Note II becomes immediately due and payable thereunder in the amount equal to the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 125%. The December 2020 Note II rank senior with respect to any and all unsecured indebtedness incurred following the issue date except with respect to the Company’s current and future indebtedness with Shopify and any further loans that may be received pursuant to the CARES Act and the SBA’s Economic Injury Disaster loan program. Further, the December 2020 Note II contain standard anti-dilution provisions and price protections provisions in the event that the Company issues securities for a price per share less than the Conversion Price. The December 2020 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. Furthermore, the Company is subject to certain negative covenants under the December 2020 Agreements II, which the Company also believes are also customary for transactions of this type. The December 2020 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended.

The Company also entered into a Registration Rights Agreement (“Registration Agreement”) in connection with the December 2020 Agreements II (see Note 14). Pursuant to which the Company is required to prepare and file with the SEC a Registration Statement or Registration Statements (as is necessary) covering the resale of all of the Registrable Securities, which Registration Statement(s) shall state that, in accordance with Rule 415 promulgated under the Securities Act, such Registration Statement also covers such indeterminate number of additional shares of Securities as may become issuable upon stock splits, stock dividends or similar transactions. The Company shall initially register for resale all of the Registerable Securities, or an amount equal to the maximum amount allowed under Rule 415 (a)(1)(i) as interpreted by the SEC. In the event the Company cannot register sufficient shares of Securities, due to the remaining number of authorized shares of Securities being insufficient, the Company will use its best efforts to register the maximum number of shares it can base on the remaining balance of authorized shares and will use its best efforts to increase the number of its authorized shares as soon as reasonably practicable.

The Company shall use its best efforts to have the Registration Statement filed with the SEC within 60 or 120 days following the closing date of the December 2020 Agreements II (collectively as “Filing Deadline”). The Company shall pay the holder the sum of 1% of the purchase amount of the December 2020 Note II as liquidated damages, and not as a penalty for each time it fails to meet the Filing Deadline. The liquidated damages set forth in the Registration Agreement shall be paid, at the holder’s option, in cash or securities priced at the share price, or portion thereof. Failure of the Company to make payment within five business days of the Filing Date shall be considered a breach of the Registration Agreement.

On March 24, 2021, the December 2020 Note II was amended (“Amendment”) pursuant to which, the Company issued a warrant to purchase up to 78,250 shares of common stock (“December 2020 Warrant II”) as additional commitment fee. The December 2020 Warrant II; (i) was valued at $4,227 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

In addition, the Amendment also provided for a Commitment Share True-Up provision (as discussed below under Commitment Share True-Up Provision). At the inception of the December 2020 Note II, the Commitment Share True-Up had a fixed monetary value of $22,995 and was recorded as a debt discount to be amortized over the twelve-month term.

The Amendment was accounted for as a debt modification in accordance with ASC 470-50-40-10 - Debt Modification and Extinguishment. The present value of the cash flows under the amended terms is less than 10% different from the present value of the remaining cash flows of the current terms and no gain or loss was recognized on modification on March 24, 2021. The warrant issued as additional commitment fee was capitalized and amortized as of the original issue date based on the Company’s elected accounting policy.

January 2021 Financings

January 2021 Note I

On January 12, 2021, the Company entered into a Securities Purchase Agreement (the “January 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the January 2021 SPA I, the Company; (i) issued a self-amortization promissory note (the “January 2021 Note I”, and together with the January 2021 SPA I, the “January 2021 Agreements I”) in the aggregate principal amount of $120,000; (ii) issued a total of 29,385 shares of common stock as a commitment fee and; (iii) shall issue 73,269 shares of common stock which is returnable pursuant to the terms of the January 2021 Agreements I (the “Second Commitment Shares”). The 29,385 shares of common stock issued were recorded as a debt discount of $17,297 based on the relative fair value method. The Company received net proceeds of $105,000, net of $10,000 OID and $5,000 issuance cost. The OID, issuance costs and issued commitment fee shares of common stock have been recorded as a debt discount to be amortized into interest expense over the twelve-month term of the note. The January 2021 Note I matures on January 12, 2022 and bears an interest rate of 10% per annum (which shall increase to 16% per annum upon the occurrence of an Event of Default (as defined in the January 2021 Note I)). The Company shall make nine monthly cash payments (“Amortization Payments”) in the amount of $14,666.66 beginning April 12, 2021. The Company can elect to extend the Amortization Payment due date by thirty-days by notifying the holder on or before the of the due date and pay an extension fee of $3,080, provided that the note is not in default. The first twelve months of interest (equal to $12,000) shall be guaranteed and earned in full as of the issue date, however if the note is repaid in its entirety, on or prior to, the due date of the first Amortization Payment, then the interest shall be accrued on a per annum basis based on the number of days elapsed as of the repayment date from the issue date. During the ten months ended October 31, 2021, the Company fully paid the January 2021 Note I. As of October 31, 2021, the January 2021 Note I had no outstanding balance.

The investor has the right, only upon the occurrence of an Event of Default, to convert all or any portion of the then outstanding and unpaid principal amount and interest thereon (including any default interest) into shares of common stock equal to the lesser of (i) 105% multiplied by the closing bid price of the common stock on the trading day immediately preceding the issue date or (ii) the closing bid price of the common stock on the trading day immediately preceding the date of the respective conversion (the “Conversion Price”), subject to certain percentage of ownership limitations. The Second Commitment Shares must be returned to the Company’s treasury if the January 2021 Note I is fully repaid and satisfied on or prior to the maturity date. Upon the occurrence and during the continuation of any Event of Default (as defined in the January 2021 Note I), the investor is no longer required to return the Second Commitment Shares to the Company and the January 2021 Note I becomes immediately due and payable thereunder in the amount equal to the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 125%. The January 2021 Note I rank senior with respect to any and all unsecured indebtedness incurred following the issue date except with respect to the Company’s current and future indebtedness with e-commerce platform provider and any further loans that may be received pursuant to the CARES Act and the SBA’s Economic Injury Disaster loan program. Further, the January 2021 Note I contain standard anti-dilution provisions and price protections provisions in the event that the Company issues securities for a price per share less than the Conversion Price. The January 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The January 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended.

On March 31, 2021, the January 2021 Note I was amended (“Amendment”) pursuant to which, the Company issued a warrant to purchase up to 55,000 shares of common stock (“January 2021 Warrant I”) as additional commitment fee. The January 2021 Warrant I; (i) was valued at $6,173 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

In addition, the Amendment also provided for a Commitment Share True-Up provision as discussed below under Commitment Share True-Up Provision. At the inception of the January 2021 Note I, the Commitment Share True-Up had fixed monetary value of $13,223 which was recorded as a debt discount to be amortize over the twelve-month term of the note.

The Amendment was accounted for as a debt modification in accordance with ASC 470-50-40-10 - Debt Modification and Extinguishment. The present value of the cash flows under the amended terms is less than 10% different from the present value of the remaining cash flows of the current terms and no gain or loss was recognized on modification on March 31, 2021. The warrant issued as additional commitment fee was capitalized and amortized as of the original issue date based on the Company’s elected accounting policy.

January 2021 Note II

On January 27, 2021, the Company entered into a Securities Purchase Agreement (the “January 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the January 2021 SPA II, the Company; (i) issued a convertible note with principal amount of $330,000 (the “January 2021 Note II”) with the Company receiving $300,000 in net proceeds, net of $33,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 150,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 150,000 shares of common stock (the “January 2021 Warrant II”, and together with the January 2021 SPA II and the January 2021 Note II, the “January 2021 Agreements II”). The 150,000 shares of common stock and 150,000 warrants issued were valued at $85,981 and $31,821, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $93,750, all recorded as a debt discount to be amortized over the twelve-month term of the note. The January 2021 Note II matures on February 1, 2022 and a one-time interest charge of 8% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the January 2021 Note II immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”) in the amount of $39,600 beginning May 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the January 2021 Note II at any time or times on or after the occurrence of an Event of Default. The January 2021 Note II is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The January 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The January 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $213,570 of principal and $24,030 of accrued interest. As of October 31, 2021, the January 2021 Note II had outstanding principal and accrued interest of $116,430 and $0, respectively.

The January 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 150,000 shares of common stock; (i) valued at $31,821 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Financings

March 2021 Note I

On March 22, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA I, the Company; (i) issued a convertible note with principal amount of $55,000 (the “March 2021 Note I”) with the Company receiving $50,000 in net proceeds, net of $5,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 25,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 25,000 shares of common stock (the “March 2021 Warrant I”, and together with the March 2021 SPA I and the March 2021 Note I, the “March 2021 Agreements I”). The 25,000 shares of common stock and 25,000 warrant issued were valued at $6,949 and $1,346, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $5,133, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note I mature on March 1, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note I immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $6,455 due on the first day of each month, beginning July 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the March 2021 Note I at any time or times on or after the occurrence of an Event of Default. The March 2021 Note I is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $23,467 of the principal and $2,353 of accrued interest. As of October 31, 2021, the March 2021 Note I had outstanding principal and accrued interest of $31,533 and $0, respectively.

The March 2021 Warrant I, issued to the investor as commitment fee, provides for the right to purchase up to 25,000 shares of common stock; (i) valued at $1,346 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expire on the fifth-year anniversary from the date of issuance.

March 2021 Note II

On March 29, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA II, the Company; (i) issued a convertible note with principal amount of $110,000 (the “March 2021 Note II”) with the Company receiving $100,000 in net proceeds, net of $10,000 of OID to be amortized over the twelve-month term of the note; (ii) issued 50,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 50,000 shares of common stock (the “March 2021 Warrant II”, and together with the March 2021 SPA II and the March 2021 Note II, the “March 2021 Agreements II”). The 50,000 shares of common stock and 50,000 warrant issued were valued at $24,504 and $8,350, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $23,500, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note II mature on March 21, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note II immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $12,911 due on the first day of each month, beginning June 26, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the March 2021 Note II at any time or times on or after the occurrence of an Event of Default. The March 2021 Note II is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company fully paid the March 2021 Note II. As of October 31, 2021, the March 2021 Note II had no outstanding balance.

The March 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 50,000 shares of common stock; (i) valued at $8,350 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Note III – Related Party

On March 30, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA III”) with an investor, who is also a major stockholder and director and considered to be a related party, for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA III, the Company; (i) issued a convertible note with principal amount of $110,000 (the “March 2021 Note III”) with the Company receiving $100,000 in net proceeds, net of $10,000 of OID recorded as a debt discount to be amortize over the twelve-month term of the note; (ii) issued 50,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 50,000 shares of common stock (the “March 2021 Warrant III”, and together with the March 2021 SPA III and the March 2021 Note III, the “March 2021 Agreements III”). The 50,000 shares of common stock and 50,000 warrant issued were valued at $23,718 and $7,924, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $22,250, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note III mature on March 30, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note III immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $12,911 due on the first day of each month, beginning July 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the March 2021 Note III at any time or times on or after the occurrence of an Event of Default. The March 2021 Note III is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements III contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA III also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $46,931 of principal and $4,714 of accrued interest. As of October 31, 2021, the March 2021 Note III had outstanding principal and accrued interest of $63,069 and $0, respectively.

The March 2021 Warrant III, issued to the investor as commitment fee, provides for the right to purchase up to 50,000 shares of common stock; (i) valued at $7,924 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Note IV

On March 30, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA IV”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA IV, the Company; (i) issued a convertible note with principal amount of $55,000 (the “March 2021 Note IV”) with the Company receiving $50,000 in net proceeds, net of $5,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 25,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 25,000 shares of common stock (the “March 2021 Warrant IV”, and together with the March 2021 SPA IV and the March 2021 Note IV, the “March 2021 Agreements IV”). The 25,000 shares of common stock and 25,000 warrant issued were valued at $11,845 and $3,957, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $11,125, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note IV mature on March 21, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note IV immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $6,455 due on the first day of each month, beginning June 26, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the March 2021 Note IV at any time or times on or after the occurrence of an Event of Default. The March 2021 Note IV is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements IV contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA IV also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company fully paid the March 2021 Note IV. As of October 31, 2021, the March 2021 Note IV had no outstanding balance.

The March 2021 Warrant IV, issued to the investor as commitment fee, provides for the right to purchase up to 25,000 shares of common stock; (i) valued at $3,957 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

March 2021 Note V

On March 31, 2021, the Company entered into a Securities Purchase Agreement (the “March 2021 SPA V”) with an investor for the sale of the Company’s convertible note. Pursuant to the March 2021 SPA V, the Company; (i) issued a convertible note with principal amount of $165,000 (the “March 2021 Note V”) with the Company receiving $150,000 in net proceeds, net of $15,000 of OID recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) issued 75,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) (as discussed below under Commitment Share True-Up Provision) and; (iii) a warrant to purchase up to 75,000 shares of common stock (the “March 2021 Warrant V”, and together with the March 2021 SPA V and the March 2021 Note V, the “March 2021 Agreements V”). The 75,000 shares of common stock and 75,000 warrant issued were valued at $36,499 and $12,352, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $34,500, all recorded as a debt discount to be amortized over the twelve-month term of the note. The March 2021 Note V mature on March 1, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the March 2021 Note V immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $20,167 due on the first day of each month, beginning July 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the March 2021 Note V at any time or times on or after the occurrence of an Event of Default. The March 2021 Note V is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The March 2021 Agreements V contain other provisions, covenants, and restrictions common with this type of debt transaction. The March 2021 SPA V also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $68,191 of principal and $12,477 of accrued interest. As of October 31, 2021, the March 2021 Note V had outstanding principal and accrued interest of $96,809 and $0, respectively.

The March 2021 Warrant V, issued to the investor as commitment fee, provides for the right to purchase up to 75,000 shares of common stock; (i) valued at $12,352 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

April 2021 Financing

On April 7, 2021, the Company closed a Securities Purchase Agreement dated March 29, 2021 (the “April 2021 SPA”) with an investor for the sale of the Company’s convertible note. Pursuant to the April 2021 SPA, the Company; (i) issued a convertible note with principal amount of $165,000 (the “April 2021 Note”) with the Company receiving $146,500 in net proceeds, net of $15,000 of OID and $3,500 of legal fees; (ii) issued 75,000 shares of common stock, subject to a true-up based upon the trading price of the common stock and the investor’s ownership limitations (“Commitment Share True-up”) and; (iii) issued warrant to purchase up to 75,000 shares of common stock (the “April 2021 Warrant”, and together with the April 2021 SPA and the April 2021 Note, the “April 2021 Agreements”). The 75,000 shares of common stock and 75,000 warrant issued were valued at $31,913 and $9,669, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $27,375, recorded as a debt discount to be amortized over the twelve-month term of the note. The April 2021 Note I mature on March 30, 2022 and a one-time interest charge of 8% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the April 2021 Note immediately prior to the occurrence of the Event of Default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $19,800 due on the first day of each month, beginning July 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the April 2021 Note at any time or times on or after the occurrence of an Event of Default. The April 2021 Note is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The April 2021 Agreements contain other provisions, covenants, and restrictions common with this type of debt transaction. The April 2021 SPA also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $69,316 of principal and $9,884 of accrued interest. As of October 31, 2021, the April 2021 Note had outstanding principal and accrued interest of $95,684 and $0, respectively.

The April 2021 Warrant, issued to the investor as commitment fee, provides for the right to purchase up to 75,000 shares of common stock; (i) valued at $9,669 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

May 2021 Financings

May 2021 Note I

On May 17, 2021, the Company closed a Securities Purchase Agreement (the “May 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2021 SPA I, the Company; (i) issued a convertible note with principal amount of $132,000 (the “May 2021 Note I”) with the Company receiving $111,700 in net proceeds, net of $12,000 of OID and $8,300 of legal fees; (ii) issued 60,000 shares of common stock (the “First Commitment Shares”) as commitment fee and shall issue 165,000 shares of common stock (the “Second Commitment Shares”) issued as a returnable commitment fee, accordingly, the Company deems the Second Commitment Shares as unissued for accounting purposes and; (iii) issued warrant to purchase up to 60,000 shares of common stock (the “May 2021 Warrant I”, and together with the May 2021 SPA I and the May 2021 Note I, the “May 2021 Agreements I”). The 60,000 shares of common stock and 60,000 warrant issued were valued at $26,824 and $9,767, respectively, using the relative fair value method and the Commitment Share True-up had a fixed monetary value of $26,700, recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2021 Note I matures on May 10, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date; in an event of default, the interest rate shall increase to 16% per annum. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the May 2021 Note I immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $15,667 due on the first day of each month, beginning August 9, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the May 2021 Note I at any time or times on or after the occurrence of an event of default. The May 2021 Note I is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The May 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The May 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $41,159 of principal and $5,842 of accrued interest. As of October 31, 2021, the May 2021 Note I had outstanding principal and accrued interest of $90,841 and $0, respectively.

The May 2021 Warrant I, issued to the investor as commitment fee, provides for the right to purchase up to 60,000 shares of common stock; (i) valued at $9,767 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

May 2021 Note II

On May 28, 2021, the Company closed a Securities Purchase Agreement (the “May 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the May 2021 SPA II, the Company; (i) issued a convertible note with principal amount of $285,000 (the “May 2021 Note II”) with the Company receiving $250,000 in net proceeds, net of $28,500 of OID and $6,500 of legal fees; (ii) issued 150,000 shares of common stock (the “Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 150,000 shares of common stock (the “May 2021 Warrant II”, and together with the May 2021 SPA II and the May 2021 Note II, the “May 2021 Agreements II”). The 150,000 shares of common stock and 150,000 warrant issued were valued at $69,583 and $30,326, respectively, using the relative fair value method, all recorded as a debt discount to be amortized over the twelve-month term of the note. The May 2021 Note II matures on May 26, 2022 and a one-time interest charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the May 2021 Note II immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $31,350 due on the first day of each month, beginning August 26, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the May 2021 Note II at any time or times on or after the occurrence of an event of default. The May 2021 Note II is convertible at a conversion price of $0.70 (“Conversion Price”). The May 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The May 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. During the ten months ended October 31, 2021, the Company paid $48,219 of principal and $14,481 of accrued interest. As of October 31, 2021, the May 2021 Note II had outstanding principal and accrued interest of $236,781 and $3,069, respectively.

The May 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 150,000 shares of common stock; (i) valued at $30,326 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $1.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

September 2021 Financings

September 2021 Note I

On September 1, 2021, the Company closed a Securities Purchase Agreement (the “September 2021 SPA I”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2021 SPA I, the Company; (i) issued a convertible note with principal amount of $110,000 (the “September 2021 Note I”) with the Company receiving $100,000 in net proceeds, net of $10,000 of OID; (ii) issued 50,000 shares of common stock (the “First Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 50,000 shares of common stock (the “September 2021 Warrant I”, and together with the September 2021 SPA I and the September 2021 Note I, the “September 2021 Agreements I”). The 50,000 shares of common stock and 50,000 warrant issued were valued at $24,877 and $9,493, respectively, using the relative fair value method, recorded as a debt discount to be amortized over the nine-month term of the note. The September 2021 Note I matures on June 1, 2022 and a one-time OID charge of 10% was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the September 2021 Note I immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $13,444 due on the first day of each month, beginning October 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the September 2021 Note I at any time or times on or after the occurrence of an event of default. The September 2021 Note I is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The September 2021 Agreements I contain other provisions, covenants, and restrictions common with this type of debt transaction. The September 2021 SPA I also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. As of October 31, 2021, the September 2021 Note I had outstanding principal and accrued interest of $110,000 and $3,366, respectively.

The September 2021 Warrant I, issued to the investor as commitment fee, provides for the right to purchase up to 50,000 shares of common stock; (i) valued at $9,493 using the relative fair value method and recorded as a debt discount to be amortized over the nine-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

September 2021 Note II

On September 8, 2021, the Company closed a Securities Purchase Agreement (the “September 2021 SPA II”) with an investor for the sale of the Company’s convertible note. Pursuant to the September 2021 SPA II, the Company; (i) issued a convertible note with principal amount of $250,000 (the “September 2021 Note II”) with the Company receiving $218,250 in net proceeds, net of $25,000 of OID and $6,750 of legal fees; (ii) issued 114,000 shares of common stock (the “First Commitment Shares”) as commitment fee and; (iii) issued warrant to purchase up to 114,000 shares of common stock (the “September 2021 Warrant II”, and together with the September 2021 SPA II and the September 2021 Note II, the “September 2021 Agreements II”). The 114,000 shares of common stock and 114,000 warrant issued were valued at $59,468 and $21,004, respectively, using the relative fair value method, recorded as a debt discount to be amortized over the twelve-month term of the note. The September 2021 Note II matures on August 1, 2022 and 10% of OID was applied on the issue date and will be payable on the maturity date. Upon an event of default, the outstanding balance will immediately and automatically increase to 140% of the outstanding balance under the September 2021 Note II immediately prior to the occurrence of the event of default and becomes immediately due and payable. The Company shall make nine monthly cash payments (“Amortization Payments”), in the amount of $30,556 due on the first day of each month, beginning December 1, 2021. If the first day of any calendar month is not on a business day, then the Company shall make monthly payments on the next business day. The investor may only convert the September 2021 Note II at any time or times on or after the occurrence of an event of default. The September 2021 Note II is convertible at the rate equal to 105% of the lowest trading price occurring during the twenty-five consecutive trading days immediately preceding the applicable conversion date (“Conversion Price”). The September 2021 Agreements II contain other provisions, covenants, and restrictions common with this type of debt transaction. The September 2021 SPA II also provides the investor with certain “piggyback” registration rights, permitting them to request that the Company include the issued shares for sale in certain registration statements filed by the Company under the Securities Act of 1934, as amended. As of October 31, 2021, the September 2021 Note II had outstanding principal and accrued interest of $250,000 and $5,557, respectively.

The September 2021 Warrant II, issued to the investor as commitment fee, provides for the right to purchase up to 114,000 shares of common stock; (i) valued at $21,004 using the relative fair value method and recorded as a debt discount to be amortized over the twelve-month term of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

The Company uses the Binomial Valuation Model to determine the fair value of its stock warrants which requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock warrants;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock warrants; and

●	the risk-free interest rate over the expected life of the stock warrants.

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

During the ten months ended October 31, 2021, the fair value of the stock warrants issued with the convertible notes payable was estimated at issuance using the Monte Carlo Valuation Model with the following assumptions:

October 31, 2021
Dividend rate	—%
Term	2.5 years
Volatility	60% to 70%
Risk—free interest rate	0.14 to 0.24%

Commitment Share True-Up Provision

The Amended December Note I, Amended January Note I, January Note II, March Financings, April 2021 Financing and May 2021 Note I (collectively as “Notes”), as discussed above, included a Commitment Share True-Up provision whereby if during the period beginning on the six-month anniversary of the date of the closing date and ending on the later of (i) the maturity date, or (ii) the date on which the Notes, is fully satisfied and cancelled (the “True-Up Period”), the then lowest traded price of the Company’s common stock (“Common Stock”) for any Trading Day within the True-Up Period (“Subsequent Share Price”), as reported on the Company’s principal market, is less than the closing price of the Company’s common stock on the closing date of each Note, then the Company shall, within three (3) trading days of holder’s provision of written notice in (“True-Up Notice”), issue and deliver to the holder an additional number of duly and validly issued, fully paid and non-assessable shares of Common Stock equal to (X) the quotient of the Commitment Value (as defined below) divided by the Subsequent Share Price, multiplied by 1.5, less (Y) the Commitment Shares. The “Commitment Value” shall mean the product of the Commitment Shares multiplied by the closing price of the Company’s common stock on the Closing Date of each Note. Any additional shares of Common Stock issuable as defined in the Notes (“True-up Shares”), if required to be issued shall be issued provided however, that in no event shall the holder be entitled to receive shares of common stock in excess of the amount that would result in beneficial ownership by the holder and its affiliates of 4.99% of the outstanding shares of Common Stock at that time. For purposes of the provision to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Regulations 13D-G thereunder. The Company shall at all times reserve shares of its Common Stock for Holder in an amount equal to 300% multiplied by (X) the quotient of the Commitment Value divided by the lowest traded price of the Common Stock during the five Trading Days immediately preceding the respective date of calculation, multiplied by 1.5, less (Y) the Original Shares. At the inception of the respective Notes, the value of the true-up shares is based on a fixed monetary amount known at inception to be settled with a variable number of shares if triggered which reflects stock settled debt. Therefore, the Commitment Share True-up had an aggregate fixed monetary value of $209,688 which is reflected as liability to be settled with common stock in the accompanying consolidated balance sheets.

Derivative Liabilities Pursuant to Convertible Notes

In connection with the issuance of the January 2021 Financings, March 2021 Financings, April 2021 Financing and May 2021 Financings, and September 2021 Financings (collectively referred to as “Notes”), the Company determined that the terms of the Notes contain an embedded conversion option to be accounted for as derivative liabilities due to the holder having the potential to gain value upon an event of default, which includes events not within the control of the Company. Accordingly, under the provisions of ASC 815-40 –Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options was determined using the Monte Carlo valuation model. At the end of each period and on note conversion date or repayment, the Company revalues the derivative liabilities resulting from the embedded option.

During the ten months ended October 31, 2021, in connection with the issuance of the Notes, on the initial measurement date, the fair values of the embedded conversion option of $223,358 was recorded as derivative liabilities and debt discount.

Additionally, in connection with the Notes, the Company issued an aggregate of 853,385 shares of common stock and an aggregate of 824,000 warrants as commitment fees (see Note 12). The Company also issued additional 133,250 warrants as commitment fees (see Note 12), in connection with a debt modification of the December Note II and January Note I. The common stocks and warrants issued during the ten months ended October 31, 2021 were valued, in aggregate, at $575,480 using the relative fair value method and recorded as debt discount to be amortized over the term of the Notes.

At October 31, 2021, the Company revalued the embedded conversion option derivative liabilities. In connection with these revaluations, the Company recorded a gain from the change in the derivative liabilities fair value of $289,874 for the ten months ended October 31, 2021.

During the ten months ended October 31, 2021, the fair value of the derivative liabilities was estimated at issuance and at October 31, 2021, using the Monte Carlo Valuation Model with the following assumptions (see Note 2):

October 31, 2021
Dividend rate	—%
Term (in years)	0.33 to 0.84
Volatility	90%
Risk—free interest rate	0.04 to 0.11%
Default probability	25%

For the ten months ended October 31, 2021, amortization of debt discounts related to the convertible notes amounted to $1,012,554, included as interest expense on the accompanying consolidated statements of operations. At October 31, 2021 and December 31, 2020 the unamortized debt discount was $510,438 and $305,524, respectively.